Significant Management Judgement in Applying Accounting Policies (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Income tax payable	$ 47,916	$ 256,808